UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: September 30, 2003

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
11/13/2003


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:

Number of Other Included Managers: None
                                  ------

Form 13F Information Table Entry Total: 64
                                       ----

Form 13F Information Table Value Total:   $ 34,973,533
                                       ------------------



OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED: None

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER: None

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berksh Hthwy                 CL A                 084670108    225        3          3     0       0              3       0        0
Abbott Labs                  Com                  002824100    383     8995       8995     0       0           8995       0        0
Aberdeen Asia Pac Incom Fd   Com                  003009107    573   100440     100440     0       0         100440       0        0
ADE Corp MA                  Com                  00089C107    460    26272      26272     0       0          26272       0        0
Alliance World Dollar Gov    Com                  01879R106    418    33800      33800     0       0          33800       0        0
Allied Capital Corp          Com                  01903Q108   1237    50300      50300     0       0          50300       0        0
AllState Corp                Com                  020002101    212     5800       5800     0       0           5800       0        0
Aust & NZ BnkGrp             Sponsored ADR        052528304   1174    19300      19100   200       0          19100     200        0
Banc One Corp                Com                  059438101    348     9000       9000     0       0           9000       0        0
Barrick Gold Cp              Com                  067901108    803    42647      42647     0       0          42647       0        0
Bat Mt Gold                  CDT-CV SB DB6%05     071593AA5    617   630000     630000     0       0         630000       0        0
BHP Ltd                      Sponsored ADR        088606108    295    20779      19871   908       0          19871     908        0
BP Plc                       Sponsored ADR        055622104    207     4910       4910     0       0           4910       0        0
Brascan Corp                 CL A LTD VT SH       10549P606    715    28300      27600   700       0          27600     700        0
Bristol Myers Squibb         Com                  110122108    880    34300      33700   600       0          33700     600        0
Ciena Corp                   Com                  171779101    085    14500      14500     0       0          14500       0        0
Cisco Systems                Com                  17275R102   1428    72900      72900     0       0          72900       0        0
Coeur d'Alene Mines Corp     Com                  192108108    347   110087     110087     0       0         110087       0        0
Corporate High Yld FD V      Com                  219931102    633    42513      42513     0       0          42513       0        0
Duke Realty Invest           Com                  624411505    426    14600      14600     0       0          14600       0        0
Eaton Vance Senior           Sh Ben Int           27826S103    138    15320      15320     0       0          15320       0        0
Eaton Vance MA Mu Ic         Sh Ben Int           27886E104    152    10067      10067     0       0          10067       0        0
Exxon Mobil Corp             Com                  30231G102    522    14250      14250     0       0          14250       0        0
Federated Department Stores  Com                  31410H101    746    17801      17801     0       0          17801       0        0
Ford Motor Co                Com                  345370100    397    36876      36876     0       0          36876       0        0
General Electric             Com                  369604103    647    21718      18718  3000       0          18718    3000        0
GlaxoSmithkline              Sponsored ADR        37733W105    552    13010      13010     0       0          13010       0        0
Great Lakes Chem             Com                  390568103    700    34800      34800     0       0          34800       0        0
Grp Telvsa SA De Cv          Sp ADR REP ORD       40049J206    465    12700      12700     0       0          12700       0        0
H&Q Life Sciences Fd         Sh Ben Int           404053100    177    11590      11203   387       0          11203     387        0
Hecla Mng                    Pfd CV Ser B         422704205    391     8600       8600     0       0           8600       0        0
Hewlett Packard              Com                  428236102    218    11280      10680   600       0          10680     600        0
Input/Output                 Com                  457652105    375    96000      96000     0       0          96000       0        0
Keynote Securities           com                  493308100    858    86900      86900     0       0          86900       0        0
Lexicon Genetics Inc Com     Com                  528872104    742   143800     143800     0       0         143800       0        0
Liberty Media Corp           Com                  530718105    747    74900      74900     0       0          74900       0        0
Ericsson LM TelCo.           ADR Cl B Sek10       294821608    900    61200      61200     0       0          61200       0        0
LSI Logic Corporation        Com                  502161102    855    95100      95100     0       0          95100       0        0
Lubrizol Corporation         Com                  549271104    328    10100      10100     0       0          10100       0        0
MA Health & Educ TE          Sh Ben Int           575672100    290    20000      20000     0       0          20000       0        0
Meditronic                   Com                  585055106    352     7498       7498     0       0           7498       0        0
Mentor Graphics Corp         Com                  587200106    573    32700      32700     0       0          32700       0        0
Merck&Co Inc                 Com                  589331107    346     6833       6833     0       0           6833       0        0
MeVC Draper Fisher           Com                  55271E105    148    17900      17900     0       0          17900       0        0
MS/DW Incm                   Com                  61745P874    917    57800      57800     0       0          57800       0        0
New Amer High Income Fd      Com                  641876107    134    67140      67140     0       0          67140       0        0
Newmont Mining               Com                  651639106   1589    40654      40270   383       0          40270     383        0
Nortel Networks              Com                  656568102    052    12615      12615     0       0          12615       0        0
Nuveen Calif Mun Value Fd    Com                  67062C107    101    10802      10802     0       0          10802       0        0
Nuveen Mass Prem Inc         Com                  67061E108    219    14400      14400     0       0          14400       0        0
Occidental Petro Crp         Com                  674599105   1360    38600      38600     0       0          38600       0        0
Pfizer Inc                   Com                  717081103    800    26320      26154   166       0          26154     166        0
Scudder Global               Com                  81115E101    256    36300      36300     0       0          36300       0        0
Scudder High Income Tr       Com                  48841G106    296    46000      46000     0       0          46000       0        0
Senior High Income Portfolio Com                  81721E107    612   104400     104400     0       0         104400       0        0
Standard Register Co.        Com                  853887107    342    20600      20600     0       0          20600       0        0
Telcom NewZealand            Sponsored ADR        879278208    496    20308      20308     0       0          20308       0        0
Telefo de Mex'L              Sp ADR REP ORD       879403780    293     9582       9582     0       0           9582       0        0
Tellabs, Inc.                Com                  879664100    315    46300      46300     0       0          46300       0        0
Thermo Electron Corp         Com                  883556102   1063    49000      49000     0       0          49000       0        0
Toreador Resources Cp        Com                  891050106   1662   657000     656200   800       0         656200     800        0
Verizon Comm                 Com                  92343V104    544    16784      16784     0       0          16784       0        0
Wyeth                        Com                  983024100    241     5235       5235     0       0           5235       0        0
Xcel Energy                  Com                  98389B100    599    38725      37485  1240       0          37485    1240        0

